UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-03480

Fidelity Oxford Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2017

Item 1.

Schedule of Investments

Consolidated Quarterly Holdings Report
for

Fidelity® Series Commodity Strategy Fund

October 31, 2017

SCR-S-QTLY-1217
1.899304.109

Consolidated Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 6.5%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1% to 1.1% 11/2/17 to 4/26/18 (a)(b)
(Cost $259,380,443)	260,000,000	259,311,791
	Shares	Value

Money Market Funds - 91.6%
Fidelity Cash Central Fund, 1.10% (c)
(Cost $3,665,989,551)	3,665,760,157	3,666,493,309
TOTAL INVESTMENT IN SECURITIES - 98.1%
(Cost $3,925,369,994)		3,925,805,100
NET OTHER ASSETS (LIABILITIES) - 1.9%		74,969,966
NET ASSETS - 100%		$4,000,775,066

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Commodity Futures Contracts
CBOT Corn Contracts (United States)	2,735	Dec. 2017	$47,281,313	$(4,636,828)	$(4,636,828)
CBOT KC HRW Wheat Contracts (United States)	361	Dec. 2017	7,517,825	(1,197,556)	(1,197,556)
CBOT Soybean Contracts (United States)	776	Jan. 2018	38,208,300	63,931	63,931
CBOT Soybean Meal Contracts (United States)	616	Jan. 2018	19,330,080	(414,444)	(414,444)
CBOT Soybean Oil Contracts (United States)	884	Jan. 2018	18,521,568	855,034	855,034
CBOT Wheat Contracts (United States)	1,036	Dec. 2017	21,678,300	(3,090,130)	(3,090,130)
CME Lean Hogs Contracts (United States)	541	Dec. 2017	14,715,200	2,240,854	2,240,854
CME Live Cattle Contracts (United States)	572	Dec. 2017	28,743,000	3,021,084	3,021,084
COMEX Copper Contracts (United States)	788	Dec. 2017	61,089,700	3,150,289	3,150,289
COMEX Gold 100 oz. Contracts (United States)	629	Dec. 2017	79,914,450	2,763,580	2,763,580
COMEX Silver Contracts (United States)	329	Dec. 2017	27,459,985	(201,872)	(201,872)
ICE Brent Crude Contracts (United Kingdom)	905	Nov. 2017	55,150,700	6,102,627	6,102,627
ICE Coffee 'C' Contracts (United States)	293	Dec. 2017	13,745,363	(2,135,429)	(2,135,429)
ICE Cotton No. 2 Contracts (United States)	259	Dec. 2017	8,855,210	(511,504)	(511,504)
ICE Sugar No. 11 Contracts (United States)	966	Feb. 2018	15,947,501	6,828	6,828
LME Aluminum Contracts (United Kingdom)	705	Jan. 2018	38,043,563	51,145	51,145
LME Nickel Contracts (United Kingdom)	273	Jan. 2018	20,140,848	2,041,875	2,041,875
LME Zinc Contracts (United Kingdom)	273	Jan. 2018	22,358,700	248,273	248,273
NYMEX Gasoline RBOB Contracts (United States)	357	Jan. 2018	25,677,225	2,330,457	2,330,457
NYMEX Natural Gas Contracts (United States)	1,603	Dec. 2017	48,506,780	(2,584,342)	(2,584,342)
NYMEX NY Harbor ULSD Contracts (United States)	351	Jan. 2018	27,720,857	1,831,204	1,831,204
NYMEX WTI Crude Oil Contracts (United States)	864	Dec. 2017	47,165,760	3,187,220	3,187,220
TOTAL FUTURES CONTRACTS					$13,122,296

The notional amount of futures purchased as a percentage of Net Assets is 17.3%

Swaps

Underlying Reference	Pay/Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Total Return Swaps(1)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 15 basis points	At Maturity	Barclays Bank PLC	Feb. 2018	$94,000,000	$296,607	$0	$296,607
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	CIBC	Nov. 2017	70,000,000	2,440,050	0	2,440,050
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	CIBC	Dec. 2017	103,000,000	705,231	0	705,231
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	CIBC	Jan. 2018	66,500,000	1,355,054	0	1,355,054
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	CIBC	Feb. 2018	78,000,000	637,549	0	637,549
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	CIBC	Feb. 2018	51,000,000	819,217	0	819,217
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	CIBC	Feb. 2018	33,000,000	110,813	0	110,813
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Citibank, N.A.	Dec. 2017	114,000,000	597,729	0	597,729
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Citibank, N.A.	Dec. 2017	107,000,000	1,376,719	0	1,376,719
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Citibank, N.A.	Jan. 2018	55,000,000	566,645	0	566,645
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Citibank, N.A.	Feb. 2018	50,000,000	803,154	0	803,154
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	Credit Suisse International	Nov. 2017	97,000,000	1,770,173	0	1,770,173
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	Credit Suisse International	Nov. 2017	63,500,000	1,058,302	0	1,058,302
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Goldman Sachs Bank USA	Nov. 2017	79,000,000	4,100,178	0	4,100,178
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Goldman Sachs Bank USA	Nov. 2017	61,500,000	1,278,130	0	1,278,130
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Goldman Sachs Bank USA	Dec. 2017	62,000,000	1,984,832	0	1,984,832
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Goldman Sachs Bank USA	Jan. 2018	105,500,000	1,736,105	0	1,736,105
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Goldman Sachs Bank USA	Feb. 2018	80,500,000	177,307	0	177,307
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 15.5 basis points	At Maturity	JPMorgan Chase Bank, N.A.	Nov. 2017	55,000,000	1,260,230	0	1,260,230
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 15.5 basis points	At Maturity	JPMorgan Chase Bank, N.A.	Dec. 2017	86,000,000	509,299	0	509,299
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Dec. 2017	89,500,000	1,608,651	0	1,608,651
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Feb. 2018	79,000,000	134,206	0	134,206
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Feb. 2018	30,000,000	101,183	0	101,183
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Mar. 2018	58,000,000	27,023	0	27,023
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Merrill Lynch International	Nov. 2017	70,000,000	2,546,660	0	2,546,660
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Merrill Lynch International	Dec. 2017	109,000,000	3,478,504	0	3,478,504
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Merrill Lynch International	Dec. 2017	106,000,000	1,726,184	0	1,726,184
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Merrill Lynch International	Jan. 2018	70,000,000	1,090,979	0	1,090,979
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Merrill Lynch International	Jan. 2018	65,000,000	1,922,880	0	1,922,880
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Merrill Lynch International	Feb. 2018	52,500,000	352,404	0	352,404
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Merrill Lynch International	Mar. 2018	112,000,000	0	0	0
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	Morgan Stanley Capital Group, Inc.	Nov. 2017	79,000,000	2,908,158	0	2,908,158
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	Morgan Stanley Capital Group, Inc.	Feb. 2018	52,000,000	178,844	0	178,844
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Nov. 2017	110,000,000	3,260,931	0	3,260,931
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Nov. 2017	78,000,000	3,394,237	0	3,394,237
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Jan. 2018	99,500,000	2,638,981	0	2,638,981
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Feb. 2018	103,500,000	1,063,077	0	1,063,077
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11.5 basis points	At Maturity	UBS AG	Nov. 2017	58,000,000	1,718,582	0	1,718,582
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11.5 basis points	At Maturity	UBS AG	Dec. 2017	123,000,000	4,651,922	0	4,651,922
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11.5 basis points	At Maturity	UBS AG	Dec. 2017	116,500,000	1,479,138	0	1,479,138
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11.5 basis points	At Maturity	UBS AG	Feb. 2018	82,500,000	1,020,956	0	1,020,956

TOTAL RETURN SWAPS								$58,886,824	$0	$58,886,824

 (1) Each open total return swap is an agreement to receive the total return of the Bloomberg Commodity Index Total Return and pay a floating rate based on the 3-month US auction rate T-Bill plus a specified spread.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,739,669.

 (b) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $158,954,634.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,844,109
Total	$9,844,109

Consolidated Subsidiary

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period
Geode Series Commodity Return Cayman Ltd.	$513,941,534	$--	$--	$--	$--	$77,751,322	$591,692,856

The Fund invests in certain commodity-related investments through Geode Series Commodity Return Central Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of October 31, 2017, the Fund held an investment of $591,692,856 in the the Subsidiary, representing 14.8% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$259,311,791	$--	$259,311,791	$--
Money Market Funds	3,666,493,309	3,666,493,309	--	--
Total Investments in Securities:	$3,925,805,100	$3,666,493,309	$259,311,791	$--
Derivative Instruments:
Assets
Futures Contracts	$27,894,401	$27,894,401	$--	$--
Swaps	58,886,824	--	58,886,824	--
Total Assets	$86,781,225	$27,894,401	$58,886,824	$--
Liabilities
Futures Contracts	$(14,772,105)	$(14,772,105)	$--	$--
Total Liabilities	$(14,772,105)	$(14,772,105)	$--	$--
Total Derivative Instruments:	$72,009,120	$13,122,296	$58,886,824	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund primarily used derivatives to increase returns, to gain exposure to certain types of assets, and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Commodity Risk - Commodity Risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. Upon entering into a swap, the Fund is required to post an initial collateral amount (referred to as "Independent Amount"), as defined in the ISDA Master Agreement. The Fund is required to post additional collateral for the benefit of counterparties to meet the counterparty's unrealized appreciation on outstanding swap contracts and any such posted collateral is identified on the Consolidated Schedule of Investments. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures may be mitigated by the protection provided by the exchange's clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the commodities market. Open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts." The notional amount reflects each contract’s exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

Open swaps at period end are included in the Consolidated Schedule of Investments under the caption Swaps.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Consolidated Quarterly Holdings Report
for

Fidelity® Commodity Strategy Fund

October 31, 2017

CSZ-QTLY-1217
1.9879568.100

Consolidated Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 8.3%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.03% 12/14/17 (a)(b)
(Cost $59,926,505)	60,000,000	59,930,663
	Shares	Value

Money Market Funds - 89.9%
Fidelity Cash Central Fund, 1.10% (c)
(Cost $647,155,210)	647,025,804	647,155,209
TOTAL INVESTMENT IN SECURITIES - 98.2%
(Cost $707,081,715)		707,085,872
NET OTHER ASSETS (LIABILITIES) - 1.8%		13,187,555
NET ASSETS - 100%		$720,273,427

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Commodity Futures Contracts
CBOT Corn Contracts (United States)	650	Dec. 2017	$11,236,875	$(1,051,738)	$(1,051,738)
CBOT KC HRW Wheat Contracts (United States)	86	Dec. 2017	1,790,950	(272,630)	(272,630)
CBOT Soybean Contracts (United States)	184	Jan. 2018	9,059,700	15,257	15,257
CBOT Soybean Meal Contracts (United States)	146	Jan. 2018	4,581,480	(97,962)	(97,962)
CBOT Soybean Oil Contracts (United States)	210	Jan. 2018	4,399,920	201,244	201,244
CBOT Wheat Contracts (United States)	246	Dec. 2017	5,147,550	(710,581)	(710,581)
CME Lean Hogs Contracts (United States)	129	Dec. 2017	3,508,800	521,855	521,855
CME Live Cattle Contracts (United States)	136	Dec. 2017	6,834,000	705,590	705,590
COMEX Copper Contracts (United States)	187	Dec. 2017	14,497,175	729,393	729,393
COMEX Gold 100 oz. Contracts (United States)	150	Dec. 2017	19,057,500	592,564	592,564
COMEX Silver Contracts (United States)	78	Dec. 2017	6,510,270	(54,437)	(54,437)
ICE Brent Crude Contracts (United Kingdom)	215	Nov. 2017	13,102,100	1,423,838	1,423,838
ICE Coffee 'C' Contracts (United States)	70	Dec. 2017	3,283,875	(488,039)	(488,039)
ICE Cotton No. 2 Contracts (United States)	62	Dec. 2017	2,119,780	(114,648)	(114,648)
ICE Sugar No. 11 Contracts (United States)	229	Feb. 2018	3,780,515	7,440	7,440
LME Aluminum Contracts (United Kingdom)	167	Jan. 2018	9,011,738	11,666	11,666
LME Nickel Contracts (United Kingdom)	65	Jan. 2018	4,795,440	481,546	481,546
LME Zinc Contracts (United Kingdom)	65	Jan. 2018	5,323,500	57,553	57,553
NYMEX Gasoline RBOB Contracts (United States)	85	Jan. 2018	6,113,625	551,750	551,750
NYMEX Natural Gas Contracts (United States)	381	Dec. 2017	11,529,060	(613,939)	(613,939)
NYMEX NY Harbor ULSD Contracts (United States)	83	Jan. 2018	6,555,074	432,216	432,216
NYMEX WTI Crude Oil Contracts (United States)	205	Dec. 2017	11,190,950	752,716	752,716
TOTAL COMMODITY FUTURES CONTRACTS					$3,080,654

The notional amount of futures purchased as a percentage of Net Assets is 22.7%

Swaps

Underlying Reference	Pay/Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Total Return Swaps(1)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	CIBC	Jan. 2018	$10,700,000	$218,031	$0	$218,031
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	CIBC	Feb. 2018	97,500,000	796,936	0	796,936
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Citibank, N.A.	Jan. 2018	82,000,000	844,816	0	844,816
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Goldman Sachs Bank USA	Nov. 2017	63,800,000	3,311,283	0	3,311,283
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Goldman Sachs Bank USA	Feb. 2018	10,300,000	22,687	0	22,687
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 15.5 basis points	At Maturity	JPMorgan Chase Bank, N.A.	Nov. 2017	35,000,000	801,964	0	801,964
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Dec. 2017	30,500,000	548,200	0	548,200
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Merrill Lynch International	Feb. 2018	119,300,000	800,796	0	800,796
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Jan. 2018	96,100,000	2,548,805	0	2,548,805

TOTAL RETURN SWAPS								$9,893,518	$0	$9,893,518

 (1) Each open total return swap is an agreement to receive the total return of the Bloomberg Commodity Index Total Return and pay a floating rate based on the 3-month US auction rate T-Bill plus a specified spread. Additional information on open total return swaps is as follows:

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,128,752.

 (b) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $29,285,118.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,719,830
Total	$1,719,830

Consolidated Subsidiary

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period
Geode Commodity Strategy Cayman Ltd.	$110,645,081	$--	$--	$--	$--	$14,250,160	$124,895,241

The Fund invests in certain commodity-related investments through Geode Commodity Strategy Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of October 31, 2017, the Fund held an investment of $124,895,241 in the Subsidiary, representing 17.3% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$59,930,663	$--	$59,930,663	$--
Money Market Funds	647,155,209	647,155,209	--	--
Total Investments in Securities:	$707,085,872	$647,155,209	$59,930,663	$--
Derivative Instruments:
Assets
Futures Contracts	$6,484,628	$6,484,628	$--	$--
Swaps	9,893,518	--	9,893,518	--
Total Assets	$16,378,146	$6,484,628	$9,893,518	$--
Liabilities
Futures Contracts	$(3,403,974)	$(3,403,974)	$--	$--
Total Liabilities	$(3,403,974)	$(3,403,974)	$--	$--
Total Derivative Instruments:	$12,974,172	$3,080,654	$9,893,518	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund primarily used derivatives to increase returns, to gain exposure to certain types of assets, and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Commodity Risk - Commodity Risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. Upon entering into a swap, the Fund is required to post an initial collateral amount (referred to as "Independent Amount"), as defined in the ISDA Master Agreement. The Fund is required to post additional collateral for the benefit of counterparties to meet the counterparty's unrealized appreciation on outstanding swap contracts and any such posted collateral is identified on the Consolidated Schedule of Investments. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures may be mitigated by the protection provided by the exchange's clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the commodities market. Open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts." The notional amount reflects each contract’s exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

Open swaps at period end are included in the Consolidated Schedule of Investments under the caption Swaps.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Oxford Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Oxford Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 28, 2017